Cover	Apr. 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2023
Entity File Number	814-00967
Entity Registrant Name	WhiteHorse Finance, Inc.
Entity Central Index Key	0001552198
Entity Tax Identification Number	45-4247759
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1450 Brickell Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	381-6999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	WHF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false